                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-00630

                           Van Kampen Enterprise Fund
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)


                   522 Fifth Avenue, New York, New York 10036
--------------------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)


                                 Ronald Robison
                   522 Fifth Avenue, New York, New York 10036
--------------------------------------------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 212-762-4000

Date of fiscal year end: 12/31

Date of reporting period: 9/30/07

Item 1.  Schedule of Investments.

The Fund's schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

VAN KAMPEN ENTERPRISE FUND
PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2007 (UNAUDITED)

                                                     NUMBER OF
DESCRIPTION                                            SHARES         VALUE
-----------                                          ---------   --------------
COMMON STOCKS 98.9%
AEROSPACE & DEFENSE 5.7%
General Dynamics Corp. ...........................      87,263   $    7,371,106
Goodrich Corp. ...................................     160,584       10,956,646
Honeywell International, Inc. ....................     198,833       11,824,599
L-3 Communications Holdings, Inc. ................      63,613        6,497,432
Northrop Grumman Corp. ...........................     117,034        9,128,652
Precision Castparts Corp. ........................      88,729       13,130,117
Rockwell Collins, Inc. ...........................      60,377        4,409,936
United Technologies Corp. ........................     189,563       15,256,030
                                                                 --------------
                                                                     78,574,518
                                                                 --------------
AGRICULTURAL PRODUCTS 1.4%
Archer-Daniels-Midland Co. .......................     352,311       11,654,448
Bunge, Ltd. (Bermuda) ............................      70,027        7,524,401
                                                                 --------------
                                                                     19,178,849
                                                                 --------------
APPAREL, ACCESSORIES & LUXURY GOODS 0.3%
Coach, Inc. (a) ..................................      75,328        3,560,755
                                                                 --------------
APPAREL RETAIL 1.2%
American Eagle Outfitters, Inc. ..................     128,735        3,387,018
The Men's Wearhouse, Inc. ........................     201,448       10,177,153
Ross Stores, Inc. ................................     117,135        3,003,341
                                                                 --------------
                                                                     16,567,512
                                                                 --------------
APPLICATION SOFTWARE 0.7%
Citrix Systems, Inc. (a) .........................     238,041        9,597,813
                                                                 --------------
ASSET MANAGEMENT & CUSTODY BANKS 0.5%
Franklin Resources, Inc. .........................      59,115        7,537,162
                                                                 --------------
AUTO PARTS & EQUIPMENT 0.7%
Johnson Controls, Inc. ...........................      83,103        9,815,295
                                                                 --------------
BIOTECHNOLOGY 5.9%
Affymetrix, Inc. (a) .............................      99,231        2,517,490
Amgen, Inc. (a) ..................................      44,815        2,535,185
Biogen Idec, Inc. (a) ............................     113,870        7,552,997
Celgene Corp. (a) ................................     423,542       30,202,780
Genentech, Inc. (a) ..............................      78,136        6,096,171

Gilead Sciences, Inc. (a) ........................     785,566       32,106,082
                                                                 --------------
                                                                     81,010,705
                                                                 --------------
BROADCASTING & CABLE TV 0.5%
Citadel Broadcasting Corp. .......................      38,870          161,699
Comcast Corp., Class A (a) .......................     277,574        6,711,740
                                                                 --------------
                                                                      6,873,439
                                                                 --------------
CASINOS & GAMING 0.4%
MGM MIRAGE (a) ...................................      67,801        6,064,121
                                                                 --------------
COMMUNICATIONS EQUIPMENT 6.0%
ADC Telecommunications, Inc. (a) .................     252,197        4,945,583
Cisco Systems, Inc. (a) ..........................     501,600       16,607,976
Corning, Inc. ....................................   1,204,782       29,697,876
Harris Corp. .....................................     153,726        8,883,826
QUALCOMM, Inc. ...................................     269,270       11,379,350
Research In Motion, Ltd. (Canada) (a) ............     111,027       10,941,711
                                                                 --------------
                                                                     82,456,322
                                                                 --------------
COMPUTER & ELECTRONICS RETAIL 0.5%
GameStop Corp., Class A (a) ......................     121,325        6,836,664
                                                                 --------------
COMPUTER HARDWARE 6.3%
Apple, Inc. (a) ..................................     250,721       38,495,702
Hewlett-Packard Co. ..............................     414,430       20,634,470
IBM Corp. ........................................     229,659       27,053,830
                                                                 --------------
                                                                     86,184,002
                                                                 --------------
COMPUTER STORAGE & PERIPHERALS 1.2%
EMC Corp. (a) ....................................     773,832       16,095,706
                                                                 --------------
CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS 3.1%
Caterpillar, Inc. ................................      94,498        7,411,478
Cummins, Inc. ....................................      52,762        6,747,732
Deere & Co. ......................................      61,085        9,066,236
Manitowoc Co., Inc. ..............................     156,560        6,932,477
Terex Corp. (a) ..................................      87,612        7,799,220
Toro Co. .........................................      68,742        4,044,092
                                                                 --------------
                                                                     42,001,235
                                                                 --------------
CONSUMER FINANCE 0.4%
First Marblehead Corp. ...........................     133,596        5,067,296
                                                                 --------------
DATA PROCESSING & OUTSOURCED SERVICES 0.9%
Alliance Data Systems Corp. (a) ..................      83,817        6,490,788
Ceridian Corp. (a) ...............................     109,800        3,814,452
CheckFree Corp. (a) ..............................      55,401        2,578,363
                                                                 --------------

                                                                     12,883,603
                                                                 --------------
DEPARTMENT STORES 0.2%
Nordstrom, Inc. ..................................      55,348        2,595,268
                                                                 --------------
DIVERSIFIED METALS & MINING 2.5%
Companhia Vale do Rio Doce - ADR (Brazil) ........     413,836       14,041,456
Freeport-McMoRan Copper & Gold, Inc. .............      84,687        8,882,819
Southern Copper Corp. ............................      88,101       10,909,547
                                                                 --------------
                                                                     33,833,822
                                                                 --------------
DRUG RETAIL 3.9%
CVS Caremark Corp. ...............................   1,284,943       50,922,291
Walgreen Co. .....................................      66,083        3,121,761
                                                                 --------------
                                                                     54,044,052
                                                                 --------------
EDUCATION SERVICES 0.2%
Apollo Group, Inc., Class A (a) ..................      42,804        2,574,661
                                                                 --------------
ELECTRONIC EQUIPMENT MANUFACTURERS 0.5%
National Instruments Corp. .......................     194,552        6,678,970
                                                                 --------------
ENVIRONMENTAL & FACILITIES SERVICES 0.5%
Waste Management, Inc. ...........................     198,621        7,495,957
                                                                 --------------
FERTILIZERS & AGRICULTURAL CHEMICALS 1.1%
Monsanto Co. .....................................     179,742       15,411,079
                                                                 --------------
FOOD DISTRIBUTORS 0.2%
Sysco Corp. ......................................      88,970        3,166,442
                                                                 --------------
FOOD RETAIL 1.2%
Kroger Co. .......................................     357,213       10,187,715
Safeway, Inc. ....................................     174,341        5,772,430
                                                                 --------------
                                                                     15,960,145
                                                                 --------------
FOOTWEAR 0.8%
Nike, Inc., Class B ..............................     185,373       10,873,980
                                                                 --------------
GENERAL MERCHANDISE STORES 0.7%
Dollar Tree Stores, Inc. (a) .....................      98,662        3,999,758
Target Corp. .....................................      78,471        4,988,401
                                                                 --------------
                                                                      8,988,159
                                                                 --------------
HEALTH CARE DISTRIBUTORS 0.5%
AmerisourceBergen Corp. ..........................      75,809        3,436,422
McKesson Corp. ...................................      68,777        4,043,400
PharMerica Corp. (a) .............................       6,320           94,294
                                                                 --------------
                                                                      7,574,116
                                                                 --------------
HEALTH CARE EQUIPMENT 1.2%

Becton, Dickinson & Co. ..........................      55,041        4,516,114
Stryker Corp. ....................................     168,939       11,616,246
                                                                 --------------
                                                                     16,132,360
                                                                 --------------
HEALTH CARE SERVICES 1.8%
Express Scripts, Inc. (a) ........................     125,637        7,013,057
Laboratory Corp. of America Holdings (a) .........      59,882        4,684,569
Medco Health Solutions, Inc. (a) .................     118,372       10,699,645
Pediatrix Medical Group, Inc. (a) ................      31,455        2,057,786
                                                                 --------------
                                                                     24,455,057
                                                                 --------------
HOME FURNISHING RETAIL 0.1%
Williams-Sonoma, Inc. ............................      56,195        1,833,081
                                                                 --------------
HOME FURNISHINGS 1.1%
Tempur-Pedic International, Inc. .................     422,432       15,101,944
                                                                 --------------
HOUSEHOLD PRODUCTS 1.3%
Colgate-Palmolive Co. ............................     131,514        9,379,578
Procter & Gamble Co. .............................     123,300        8,672,922
                                                                 --------------
                                                                     18,052,500
                                                                 --------------
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS 0.4%
TXU Corp. ........................................      78,788        5,394,614
                                                                 --------------
INDUSTRIAL MACHINERY 1.0%
Eaton Corp. ......................................      64,422        6,380,355
Parker Hannifin Corp. ............................      63,607        7,113,171
                                                                 --------------
                                                                     13,493,526
                                                                 --------------
INTEGRATED OIL & GAS 2.0%
ConocoPhillips ...................................     194,922       17,108,304
Exxon Mobil Corp. ................................     116,193       10,754,824
                                                                 --------------
                                                                     27,863,128
                                                                 --------------
INTERNET RETAIL 0.1%
Expedia, Inc. (a) ................................      42,842        1,365,803
                                                                 --------------
INTERNET SOFTWARE & SERVICES 2.4%
eBay, Inc. (a) ...................................     529,734       20,670,221
Google, Inc., Class A (a) ........................      16,284        9,237,425
Openwave Systems, Inc. ...........................     617,640        2,705,263
                                                                 --------------
                                                                     32,612,909
                                                                 --------------
INVESTMENT BANKING & BROKERAGE 3.2%
Bear Stearns Cos., Inc. ..........................      42,936        5,272,970
Goldman Sachs Group, Inc. ........................     112,977       24,486,635
Lehman Brothers Holdings, Inc. ...................      37,702        2,327,345
Merrill Lynch & Co., Inc. ........................     159,997       11,404,586
                                                                 --------------
                                                                     43,491,536
                                                                 --------------

IT CONSULTING & OTHER SERVICES 1.5%
Accenture, Ltd., Class A (Bermuda) ...............     422,252       16,995,643
Infosys Technologies, Ltd. - ADR (India) .........      79,068        3,826,101
                                                                 --------------
                                                                     20,821,744
                                                                 --------------
LIFE SCIENCES TOOLS & SERVICES 0.8%
Thermo Fisher Scientific, Inc. (a) ...............     191,196       11,035,833
                                                                 --------------
MANAGED HEALTH CARE 5.0%
Aetna, Inc. ......................................     206,458       11,204,475
Health Net, Inc. (a) .............................      86,658        4,683,865
Humana, Inc. (a) .................................      99,711        6,967,805
UnitedHealth Group, Inc. (b) .....................     645,228       31,248,392
WellCare Health Plans, Inc. (a) ..................      98,960       10,433,353
WellPoint, Inc. (a) ..............................      50,107        3,954,444
                                                                 --------------
                                                                     68,492,334
                                                                 --------------
MOVIES & ENTERTAINMENT 1.8%
DreamWorks Animation SKG, Inc., Class A (a) ......     192,659        6,438,664
News Corp., Class A ..............................     360,995        7,938,280
Walt Disney Co. ..................................     309,098       10,629,880
                                                                 --------------
                                                                     25,006,824
                                                                 --------------
OIL & GAS DRILLING 0.4%
Noble Corp. (Cayman Islands) .....................     125,425        6,152,096
                                                                 --------------
OIL & GAS EQUIPMENT & SERVICES 0.5%
Grant Prideco, Inc. (a) ..........................     115,070        6,273,616
                                                                 --------------
OIL & GAS REFINING & MARKETING 1.0%
Valero Energy Corp. ..............................     208,705       14,020,802
                                                                 --------------
OIL & GAS STORAGE & TRANSPORTATION 0.5%
Frontline, Ltd. (Bermuda) ........................     139,192        6,720,190
                                                                 --------------
OTHER DIVERSIFIED FINANCIAL SERVICES 2.0%
Bank of America Corp. ............................     217,646       10,941,065
Citigroup, Inc. ..................................     114,084        5,324,300
JPMorgan Chase & Co. .............................     245,212       11,235,614
                                                                 --------------
                                                                     27,500,979
                                                                 --------------
PACKAGED FOODS & MEATS 1.5%
General Mills, Inc. ..............................     135,877        7,882,225
Kellogg Co. ......................................     156,256        8,750,336
Kraft Foods, Inc., Class A .......................     101,506        3,502,972
                                                                 --------------
                                                                     20,135,533
                                                                 --------------
PERSONAL PRODUCTS 0.5%
Bare Escentuals, Inc. (a) ........................      84,766        2,108,131

Estee Lauder Cos., Inc., Class A .................     120,470        5,115,156
                                                                 --------------
                                                                      7,223,287
                                                                 --------------
PHARMACEUTICALS 4.3%
Johnson & Johnson ................................      66,351        4,359,260
Merck & Co., Inc. ................................     312,896       16,173,594
Schering-Plough Corp. ............................     834,833       26,405,768
Teva Pharmaceutical Industries, Ltd. - ADR
   (Israel) ......................................     153,838        6,841,176
Wyeth ............................................     106,354        4,738,071
                                                                 --------------
                                                                     58,517,869
                                                                 --------------
PROPERTY & CASUALTY INSURANCE 1.2%
Allstate Corp. ...................................      80,278        4,591,099
Chubb Corp. ......................................      71,524        3,836,547
CNA Financial Corp. ..............................     218,520        8,592,207
                                                                 --------------
                                                                     17,019,853
                                                                 --------------
RAILROADS 1.2%
Burlington Northern Santa Fe Corp. ...............      48,727        3,955,171
CSX Corp. ........................................     123,770        5,288,692
Union Pacific Corp. ..............................      63,142        7,138,834
                                                                 --------------
                                                                     16,382,697
                                                                 --------------
RESTAURANTS 2.0%
McDonald's Corp. .................................     286,376       15,598,901
Yum! Brands, Inc. ................................     356,905       12,074,096
                                                                 --------------
                                                                     27,672,997
                                                                 --------------
SEMICONDUCTOR EQUIPMENT 2.8%
Applied Materials, Inc. ..........................     513,629       10,632,120
ASML Holding N.V. (Netherlands) (a) ..............     149,102        4,899,492
KLA-Tencor Corp. .................................      59,413        3,314,057
MEMC Electronic Materials, Inc. (a) ..............     204,170       12,017,446
Varian Semiconductor Equipment Associates,
   Inc. (a) ......................................     134,665        7,207,271
                                                                 --------------
                                                                     38,070,386
                                                                 --------------
SEMICONDUCTORS 2.7%
NVIDIA Corp. (a) .................................     353,655       12,816,457
PMC - Sierra, Inc. (a) ...........................   1,225,184       10,279,294
Texas Instruments, Inc. ..........................     403,432       14,761,577
                                                                 --------------
                                                                     37,857,328
                                                                 --------------
SOFT DRINKS 0.6%
Hansen Natural Corp. (a) .........................     151,151        8,567,239
                                                                 --------------
SPECIALIZED FINANCE 1.0%
CME Group, Inc. ..................................       7,641        4,487,941
Nasdaq Stock Market, Inc. (a) ....................     176,167        6,637,973
NYSE Euronext ....................................      39,520        3,128,798
                                                                 --------------

                                                                     14,254,712
                                                                 --------------
SYSTEMS SOFTWARE 2.2%
McAfee, Inc. (a) .................................     176,697        6,161,424
Microsoft Corp. ..................................     420,111       12,376,470
Oracle Corp. (a) .................................     363,196        7,863,193
Red Hat, Inc. (a) ................................     216,080        4,293,510
                                                                 --------------
                                                                     30,694,597
                                                                 --------------
THRIFTS & MORTGAGE FINANCE 0.8%
MGIC Investment Corp. ............................     176,932        5,716,673
Radian Group, Inc. ...............................     221,779        5,163,015
                                                                 --------------
                                                                     10,879,688
                                                                 --------------
TOBACCO 0.7%
Altria Group, Inc. ...............................     146,681       10,198,730
                                                                 --------------
WIRELESS TELECOMMUNICATION SERVICES 1.3%
America Movil, SA de CV, Ser L - ADR (Mexico) ....     129,707        8,301,248
Leap Wireless International, Inc. (a) ............      43,457        3,536,096
Sprint Nextel Corp. ..............................     329,867        6,267,473
                                                                 --------------
                                                                     18,104,817
                                                                 --------------
TOTAL LONG-TERM INVESTMENTS 98.9%
  (Cost $1,076,629,722) ..........................                1,360,902,257
                                                                 --------------
REPURCHASE AGREEMENTS 1.3%
Banc of America Securities ($5,911,964 par
   collateralized by U.S. Government obligations
   in a pooled cash account, interest rate of
   5.10%, dated 09/28/07, to be sold on 10/01/07
   at $5,914,477) ................................                    5,911,964
Citigroup Global Markets, Inc. ($5,255,080 par
   collateralized by U.S. Government obligations
   in a pooled cash account, interest rate of
   4.90%, dated 09/28/07, to be sold on 10/01/07
   at $5,257,225) ................................                    5,255,080
State Street Bank & Trust Co. ($6,817,956 par
   collateralized by U.S. Government obligations
   in a pooled cash account, interest rate of
   4.55%, dated 09/28/07, to be sold on 10/01/07
   at $6,820,541) ................................                    6,817,956
                                                                 --------------
TOTAL REPURCHASE AGREEMENTS
   (Cost $17,985,000) ............................                   17,985,000
                                                                 --------------
TOTAL INVESTMENTS 100.2%
   (Cost $1,094,614,722) .........................                1,378,887,257
LIABILITIES IN EXCESS OF OTHER ASSETS (0.2%)......                   (2,497,225)
                                                                 --------------
NET ASSETS 100.0% ................................               $1,376,390,032
                                                                 ==============

Percentages are calculated as a percentage of net assets.

(a) Non-income producing security as this stock currently does not declare income dividends.

(b) All or a portion of this security has been physically segregated in connection with open futures contracts.

ADR - American Depositary Receipt

FUTURES CONTRACTS OUTSTANDING AS OF SEPTEMBER 30, 2007:

                                                                   UNREALIZED
                                                                  APPRECIATION/
                                                     CONTRACTS    DEPRECIATION
                                                     ---------   --------------
LONG CONTRACTS:
S&P Mini 500 Index Futures, December 2007
   (Current Notional Value of $76,905 per
   contract) .....................................      240         $577,416
                                                        ---         --------

Item 2.  Controls and Procedures.

(a) The Fund's principal executive officer and principal financial officer have concluded that the Fund's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no changes in the Fund's internal control over financial reporting that occurred during the registrant's fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund's internal control over financial reporting.

Item 3.  Exhibits.

(a) A certification for the Principal Executive Officer of the registrant is attached hereto as part of EX-99.cert.

(b) A certification for the Principal Financial Officer of the registrant is attached hereto as part of EX-99.cert.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Van Kampen Enterprise Fund

By: /s/ Ronald E. Robison
    ---------------------
Name: Ronald E. Robison
Title: Principal Executive Officer
Date: November 20, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Ronald E. Robison
    ---------------------
Name: Ronald E. Robison
Title: Principal Executive Officer
Date: November 20, 2007

By: /s/ Stuart N. Schuldt
    ---------------------
Name: Stuart N. Schuldt
Title: Principal Financial Officer
Date: November 20, 2007